ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Activity in allowance for doubtful accounts for accounts receivable
Beginning allowance for doubtful accounts		¥ 5,399,726	¥ 4,875,266	¥ 5,003,118
Additions charged to (reversal of) provision for doubtful accounts	$ 209,567	1,363,506	694,460	(127,852)
Write-off of accounts receivable		(3,808,694)
Ending allowance for doubtful accounts		¥ 2,954,538	5,399,726	¥ 4,875,266
Accounts receivable
Activity in allowance for doubtful accounts for accounts receivable
Additions charged to (reversal of) provision for doubtful accounts			¥ 524,460